Earnings (Loss) Per Share ("EPS") - Summary of Computation of Basic and Diluted Loss Per Share Attributable to Owners of Parent (Detail)
R$ / shares in Units, $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$) R$ / shares shares
Numerator
Net loss for the year attributable to the owners of the Parent	$ (51,314)	R$ (169,746)	R$ (151,074)	R$ (98,676)
Denominator
Weighted average number of outstanding shares of common stock	28,510,918	28,510,918	21,435,576	21,185,316
Loss per share attributable to the owners of the Parent
Basic and diluted | (per share)	$ (1.80)	R$ (5.95)	R$ (7.05)	R$ (4.66)